Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value	The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2020 and March 31, 2020.

	At September 30, 2020
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥1,748,302	¥444,460	¥—	¥2,192,762
Equity instruments	358,943	109	—	359,052

Total trading assets	2,107,245	444,569	—	2,551,814

Derivative financial instruments:
Interest rate derivatives	55,281	3,928,341	326	3,983,948
Currency derivatives	78	1,387,712	621	1,388,411
Equity derivatives	37,382	2,586	14,508	54,476
Commodity derivatives	2,193	9,275	—	11,468
Credit derivatives	—	18,179	1,703	19,882

Total derivative financial instruments	94,934	5,346,093	17,158	5,458,185

Financial assets at fair value through profit or loss:
Debt instruments	244,049	287,469	550,635	1,082,153
Equity instruments	12,617	1,124	23,637	37,378

Total financial assets at fair value through profit or loss	256,666	288,593	574,272	1,119,531

Investment securities at fair value through other comprehensive income:
Japanese government bonds	10,289,319	—	—	10,289,319
U.S. Treasury and other U.S. government agency bonds	3,575,331	—	—	3,575,331
Other debt instruments	1,048,277	5,400,246	—	6,448,523

Total debt instruments	14,912,927	5,400,246	—	20,313,173

Equity instruments	3,543,917	9,998	422,669	3,976,584

Total investment securities at fair value through other comprehensive income	18,456,844	5,410,244	422,669	24,289,757

Total	¥20,915,689	¥11,489,499	¥1,014,099	¥33,419,287

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,578,448	¥58,707	¥—	¥1,637,155
Equity instruments	42,444	33,739	—	76,183

Total trading liabilities	1,620,892	92,446	—	1,713,338

Derivative financial instruments:
Interest rate derivatives	31,916	3,188,929	2,993	3,223,838
Currency derivatives	—	1,257,325	7,006	1,264,331
Equity derivatives	56,479	1,407	27,288	85,174
Commodity derivatives	2,378	7,239	—	9,617
Credit derivatives	—	21,522	239	21,761

Total derivative financial instruments	90,773	4,476,422	37,526	4,604,721

Financial liabilities designated at fair value through profit or loss	—	11,259	88,471	99,730
Others (2) (3)	—	6,417	(15,669)	(9,252)

Total	¥1,711,665	¥4,586,544	¥110,328	¥6,408,537

	At March 31, 2020
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,191,635	¥354,068	¥—	¥2,545,703
Equity instruments	234,725	4,588	—	239,313

Total trading assets	2,426,360	358,656	—	2,785,016

Derivative financial instruments:
Interest rate derivatives	100,558	4,009,820	1,148	4,111,526
Currency derivatives	—	2,032,117	11,667	2,043,784
Equity derivatives	45,699	20,951	24,516	91,166
Commodity derivatives	181	16,642	—	16,823
Credit derivatives	—	15,819	683	16,502

Total derivative financial instruments	146,438	6,095,349	38,014	6,279,801

Financial assets at fair value through profit or loss:
Debt instruments	209,545	682,019	562,823	1,454,387
Equity instruments	2,497	356	21,116	23,969

Total financial assets at fair value through profit or loss	212,042	682,375	583,939	1,478,356

Investment securities at fair value through other comprehensive income:
Japanese government bonds	6,785,068	—	—	6,785,068
U.S. Treasury and other U.S. government agency bonds	4,494,686	—	—	4,494,686
Other debt instruments	746,557	6,027,853	—	6,774,410

Total debt instruments	12,026,311	6,027,853	—	18,054,164

Equity instruments	3,073,776	8,285	407,390	3,489,451

Total investment securities at fair value through other comprehensive income	15,100,087	6,036,138	407,390	21,543,615

Total	¥17,884,927	¥13,172,518	¥1,029,343	¥32,086,788

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,880,605	¥35,082	¥—	¥1,915,687
Equity instruments	50,773	52,024	—	102,797

Total trading liabilities	1,931,378	87,106	—	2,018,484

Derivative financial instruments:
Interest rate derivatives	62,135	3,416,391	3,863	3,482,389
Currency derivatives	8	1,863,217	31,236	1,894,461
Equity derivatives	90,048	10,790	42,246	143,084
Commodity derivatives	389	14,326	—	14,715
Credit derivatives	—	19,126	1,426	20,552

Total derivative financial instruments	152,580	5,323,850	78,771	5,555,201

Others (2) (3)	—	(6,534)	(51,015)	(57,549)

Total	¥2,083,958	¥5,404,422	¥27,756	¥7,516,136

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2020 and for the fiscal year ended March 31, 2020.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” in Note 43 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2020 and 2019
.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2020
	At April 1, 2020	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2020
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥688	¥—	¥9	¥(156)	¥—	¥—	¥—	¥(493)	¥(2,667)	¥139
Currency derivatives—net	(19,569)	14,294	—	—	—	—	—	—	(1,110)	(6,385)	6,092
Equity derivatives—net	(17,730)	5,691	—	2,142	(2,883)	—	—	—	—	(12,780)	2,382
Credit derivatives—net	(743)	2,841	4	—	—	—	(638)	—	—	1,464	2,842

Total derivative financial instruments—net	(40,757)	23,514	4	2,151	(3,039)	—	(638)	—	(1,603)	(20,368)	11,455

Financial assets at fair value through profit or loss:
Debt instruments	562,823	(11,554)	(19)	61,115	(38,172)	—	(22,591)	—	(967)	550,635	(11,156)
Equity instruments	21,116	(409)	—	4,531	(485)	—	(596)	9	(529)	23,637	(824)

Total financial assets at fair value through profit or loss	583,939	(11,963)	(19)	65,646	(38,657)	—	(23,187)	9	(1,496)	574,272	(11,980)

Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	18,359	2,170	(4,978)	—	(382)	130	(20)	422,669	—

Total investment securities at fair value through other comprehensive income	407,390	—	18,359	2,170	(4,978)	—	(382)	130	(20)	422,669	—

Financial liabilities designated at fair value through profit or loss	—	(1,899)	(531)	—	—	(86,041)	—	—	—	(88,471)	(1,899)

Others (3) —liabilities	51,015	(38,938)	—	—	—	—	—	—	3,592	15,669	(18,677)

Total	¥1,001,587	¥(29,286)	¥17,813	¥69,967	¥(46,674)	¥(86,041)	¥(24,207)	¥139	¥473	¥903,771	¥(21,101)

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2019
	At April 1, 2019	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2019
	(In millions)
Derivative financial instruments (4) —net:
Interest rate derivatives—net	¥(3,839)	¥531	¥—	¥49	¥(392)	¥—	¥—	¥—	¥—	¥(3,651)	¥(252)
Currency derivatives—net	(21,474)	3,019	—	584	(45)	—	—	—	—	(17,916)	2,560
Equity derivatives—net	(12,438)	2,445	—	3,037	(3,628)	—	—	—	—	(10,584)	260
Credit derivatives—net	4,995	(3,150)	(89)	—	—	—	(1,478)	—	—	278	(3,215)

Total derivative financial instruments—net	(32,756)	2,845	(89)	3,670	(4,065)	—	(1,478)	—	—	(31,873)	(647)

Financial assets at fair value through profit or loss (4) :
Debt instruments	578,080	2,891	(3)	111,335	(108,632)	—	(49,608)	—	(411)	533,652	2,971
Equity instruments	18,711	(757)	—	3,679	(269)	—	(514)	10	(124)	20,736	(863)

Total financial assets at fair value through profit or loss	596,791	2,134	(3)	115,014	(108,901)	—	(50,122)	10	(535)	554,388	2,108

Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	681	4,874	(1,460)	—	(551)	—	(26)	415,865	—

Total investment securities at fair value through other comprehensive income	412,347	—	681	4,874	(1,460)	—	(551)	—	(26)	415,865	—

Others (3)(4) —liabilities	4,998	8,644	—	—	—	—	—	—	(62)	13,580	949

Total	¥981,380	¥13,623	¥589	¥123,558	¥(114,426)	¥—	¥(52,151)	¥10	¥(623)	¥951,960	¥2,410

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2020 and 2019, transfers out of Level 3 amounted to ¥(473) million and ¥623 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of inputs for certain derivative financial instruments, including embedded derivatives.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(4)
Certain financial instruments including embedded derivatives were reclassified between levels of the fair value hierarchy, as described in the tables presenting the carrying amounts of financial assets and liabilities carried at fair value in

Note 43 “Fair Value of Financial Assets and Liabilities—
Fair Value Hierarchy
” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020. As a result, the amounts of derivative financial instruments—net at April 1, 2019 decreased by ¥42,464 million, while those of financial assets at fair value through profit or loss and others at April 1, 2019 increased by ¥15,944 million and ¥4,563 million, respectively. The amounts of derivative financial instruments—net at September 30, 2019 decreased by ¥36,571 million, while those of financial assets at fair value through profit or loss and others at September 30, 2019 increased by ¥16,434 million and ¥9,834 million, respectively.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2020 and 2019 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2020	2019	2020	2019
	(In millions)
Net interest income	¥9,877	¥5,210	¥2,295	¥4,215
Net trading income (loss)	(25,288)	6,279	(9,504)	(3,913)
Net income (loss) from financial assets and liabilities at fair value through profit or loss	(13,862)	2,134	(13,879)	2,108

Other income (expenses)	(13)	—	(13)	—
Total	¥(29,286)	¥13,623	¥(21,101)	¥2,410

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2020 and 2019, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2020	2019
	(In millions)
Balance at beginning of period	¥6,079	¥5,285
Increase due to new trades	8,741	939
Reduction due to redemption, sales or passage of time	(3,412)	(2,284)

Balance at end of period	¥11,408	¥3,940

Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at September 30, 2020 and March 31, 2020. Qualitative information about significant unobservable inputs is consistent with those described in Note 43 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020.

At September 30, 2020
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥326	¥2,993	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	7%-30%
Currency derivatives	621	7,006	Option model	Interest rate to interest rate correlation	27%-98%
				Quanto correlation	7%-50%
				Foreign exchange volatility	9%-29%
Equity derivatives	14,508	27,288	Option model	Equity to equity correlation	31%-97%
				Quanto correlation	(39) %-38%
				Equity volatility	17%-97%
Credit derivatives	1,703	239	CDO pricing model	Additional withdrawal ratio	47%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	550,635	—	Monte Carlo Simulation	Equity volatility	26%-42%
			Option model	Interest rate to interest rate correlation	97%-99%
				Foreign exchange volatility	10%-23%
			DCF model	Probability of default rate	0%-38%
				Loss given default rate	5%-100%
			Net asset value (2)	—	—
Equity instruments	23,637	—	See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	422,669	—	Market multiples	Price/Earnings multiple	8.8x-34.3x
				Price/Book value multiple	0.2x-3.0x
				EV/EBITDA multiple	5.8x-14.0x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	88,471	Option model	Equity to equity correlation	34%-93%
				Interest rate to interest rate correlation	27%-98%
				Quanto correlation	(39) %-45%
				Equity volatility	17%-44%
			Credit Default model	Quanto correlation	15%- 30%
Others (4)	—	(15,669)	Option model	Equity to equity correlation	31%-97%
				Interest rate to interest rate correlation	15%-99%
				Quanto correlation	(34) %-61%
				Equity volatility	17%-51%
				Foreign exchange volatility	10%-29%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2020
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥1,148	¥3,863	Option model	Interest rate to interest rate correlation	9%-100%
Currency derivatives	11,667	31,236	Option model	Interest rate to interest rate correlation	26%-98%
				Quanto correlation	8%-52%
				Foreign exchange volatility	7%-26%
Equity derivatives	24,516	42,246	Option model	Equity to equity correlation	32%-96%
				Quanto correlation	(39)%-(4)%
				Equity volatility	12%-113%
				Foreign exchange volatility	9%-14%
Credit derivatives	683	1,426	CDO pricing model	Additional withdrawal ratio	47%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	562,823	—	Monte Carlo Simulation	Equity volatility	25%-42%
			Option model	Interest rate to interest rate correlation	80%-99%
				Foreign exchange volatility	12%-28%
			DCF model	Probability of default rate	0%-39%
				Loss given default rate	5%-100%
			Net asset value (2)	—	—
Equity instruments	21,116	—	See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	Market multiples	Price/Earnings multiple	10.4x-35.4x
				Price/Book value multiple	0.2x-2.1x
				EV/EBITDA multiple	4.7x-16.3x
				Liquidity discount	20%
			See note (3) below	—	—
Others (4)	—	(51,015)	Option model	Equity to equity correlation	31%-96%
				Interest rate to interest rate correlation	9%-100%
				Quanto correlation	(39)%-67%
				Equity volatility	12%-74%
				Foreign exchange volatility	7%-28%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity
The fair values of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. Qualitative information about sensitivity to changes in significant unobservable inputs is consistent with those described in Note 43 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020.

	At September 30, 2020
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
			(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,667)	¥6	¥5	¥—	¥—
Currency derivatives—net	(6,385)	7	7	—	—
Equity derivatives—net	(12,780)	1,780	1,807	—	—
Credit derivatives—net	1,464	367	1,073	—	—
Financial assets at fair value through profit or loss:
Debt instruments	550,635	3,311	8,154	—	—
Equity instruments	23,637	—	—	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	422,669	—	—	10,138	9,593
Financial liabilities designated at fair value through profit or loss (1)(2)	(88,471)	581	667	—	—
Others (2)(3) —liabilities	15,669	966	1,078	—	—

	At March 31, 2020
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥1	¥1	¥—	¥—
Currency derivatives—net	(19,569)	17	17	—	—
Equity derivatives—net	(17,730)	493	718	—	—
Credit derivatives—net	(743)	1,006	2,461	—	—
Financial assets at fair value through profit or loss:
Debt instruments	562,823	2,784	4,585	—	—
Equity instruments	21,116	—	—	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	—	8,837	8,362
Others (2)(3) —liabilities	51,015	3,664	4,610	—	—

(1)
Sensitivity analysis of the financial liabilities designated at fair value through profit or loss is calculated using the same procedures as described in Note 43 “Fair Value of Financial Assets and Liabilities—Sensitivity Analysis—Derivative financial instruments (including embedded derivatives)” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2020.

(2)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2020 and March 31, 2020. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values from this fiscal year.

		At September 30, 2020		At March 31, 2020
	Notes	Carrying amount	Fair value	Carrying amount	Fair value
		(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥64,213	¥64,432	¥320,771	¥321,057
Loans and advances	b	95,958,431	98,835,697	94,671,818	97,428,956
Other financial assets	b	4,640,340	4,637,922	4,229,678	4,227,027

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥104,444,010	¥104,445,173	¥95,849,958	¥95,851,474
Other deposits	c	44,442,745	44,454,540	42,581,460	42,594,532
Borrowings	c	17,508,436	17,616,016	16,735,474	16,825,055
Debt securities in issue	c	11,868,264	11,966,802	10,985,048	10,777,289
Other financial liabilities	c	7,191,579	7,191,582	7,149,714	7,149,704

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.

c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.